Equity (Share-based Payments to Employees, Non-marketable Options, Movement) (Details) - Non-marketable options [Member] Pure in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance as at start of year	27	30
Granted during the year	1
Expired during the year		(2)
Exercised during the year	(16)	(1)
Balance as at end of year	12	27